Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficits	$ 1,183,067	$ 290,190
Cash used in operating activities	$ 57,572	$ 28,003